NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,678,493 shares (cost $25,546,952)	$25,091,591
Variable Insurance Portfolios - Balanced (WRBP)
1,391,642 shares (cost $11,926,948)	11,066,472
Variable Insurance Portfolios - Bond (WRBDP)
1,846,273 shares (cost $10,188,535)	9,884,579
Variable Insurance Portfolios - Core Equity (WRCEP)
2,234,013 shares (cost $25,821,065)	27,469,427
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
681,111 shares (cost $5,075,641)	5,844,746
Variable Insurance Portfolios - Energy (WRENG)
315,628 shares (cost $1,967,169)	1,852,356
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
835,522 shares (cost $4,282,103)	3,869,384
Variable Insurance Portfolios - Growth (WRGP)
2,934,055 shares (cost $30,499,458)	35,478,588
Variable Insurance Portfolios - High Income (WRHIP)
3,197,346 shares (cost $11,506,608)	11,630,027
Variable Insurance Portfolios - International Growth (WRIP)
901,290 shares (cost $7,175,635)	8,893,213
Variable Insurance Portfolios - International Core Equity (WRI2P)
340,882 shares (cost $5,759,275)	6,334,539
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
84,465 shares (cost $1,841,225)	1,893,696
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
595,471 shares (cost $5,403,356)	6,912,823
Variable Insurance Portfolios - Money Market (WRMMP)
1,747,282 shares (cost $1,747,282)	1,747,282
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
146,919 shares (cost $740,619)	758,468
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
94,431 shares (cost $480,867)	487,111
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
544,226 shares (cost $2,790,028)	2,936,319
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
678,671 shares (cost $3,694,514)	3,791,464
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
126,180 shares (cost $652,286)	671,099
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
466,435 shares (cost $3,759,069)	3,564,447
Variable Insurance Portfolios - Science and Technology (WRSTP)
977,968 shares (cost $18,225,563)	26,441,803
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,390,058 shares (cost $13,721,932)	16,163,872
Variable Insurance Portfolios - Small Cap Value (WRSCV)
212,179 shares (cost $3,538,507)	3,886,433
Variable Insurance Portfolios - Value (WRVP)
1,827,501 shares (cost $10,781,545)	11,766,915

Total Investments	$228,436,654

Other Accounts Receivable	24
Accounts Payable - Variable Insurance Portfolios - Asset Strategy (WRASP)	(422)
Accounts Payable - Variable Insurance Portfolios - Core Equity (WRCEP)	(675)
Accounts Payable - Variable Insurance Portfolios - High Income (WRHIP)	(350)

Accounts Payable - Variable Insurance Portfolios - International Growth (WRIP)	$(304)
Accounts Payable - Variable Insurance Portfolios - Money Market (WRMMP)	(453)
Accounts Payable - Variable Insurance Portfolios - Science and Technology (WRSTP)	(547)
Accounts Payable - Variable Insurance Portfolios - Small Cap Growth (WRSCP)	(647)

$228,433,280

Contract Owners’ Equity:
Accumulation units	228,433,280

Total Contract Owners’ Equity (note 8)	$228,433,280

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,042,728	381,615	173,463	155,583	117,474	70,344	14,021	5,055

Net investment income (loss)	2,042,728	381,615	173,463	155,583	117,474	70,344	14,021	5,055

Realized gain (loss) on investments	2,227,781	166,435	(202,594)	(14,113)	(370,413)	257,888	(45,802)	(14,579)
Change in unrealized gain (loss) on investments	25,154,293	3,520,842	900,438	177,863	4,251,147	303,369	(255,044)	112,720

Net gain (loss) on investments	27,382,074	3,687,277	697,844	163,750	3,880,734	561,257	(300,846)	98,141

Reinvested capital gains	9,008,828	-	306,864	68,596	1,062,377	181,648	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,433,630	4,068,892	1,178,171	387,929	5,060,585	813,249	(286,825)	103,196

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPAP
Reinvested dividends	$80,952	666,701	4,034	83,818	-	-	12,122	6,487

Net investment income (loss)	80,952	666,701	4,034	83,818	-	-	12,122	6,487

Realized gain (loss) on investments	647,323	176,625	(34,144)	163,996	66,661	192,286	-	(3,335)
Change in unrealized gain (loss) on investments	4,773,217	(66,646)	1,602,829	982,383	89,755	1,115,031	-	76,569

Net gain (loss) on investments	5,420,540	109,979	1,568,685	1,146,379	156,416	1,307,317	-	73,234

Reinvested capital gains	2,881,903	-	215,043	-	5,662	184,281	125	50,141

Net increase (decrease) in contract owners’ equity resulting from operations	$8,383,395	776,680	1,787,762	1,230,197	162,078	1,491,598	12,247	129,862

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$3,084	33,262	23,558	5,100	46,726	-	-	-

Net investment income (loss)	3,084	33,262	23,558	5,100	46,726	-	-	-

Realized gain (loss) on investments	(527)	(85,465)	16,170	(6,205)	194,716	810,951	24,450	106,947
Change in unrealized gain (loss) on investments	24,755	371,786	282,518	41,767	(488,862)	3,887,517	2,724,599	(59,316)

Net gain (loss) on investments	24,228	286,321	298,688	35,562	(294,146)	4,698,468	2,749,049	47,631

Reinvested capital gains	17,402	235,534	169,927	29,568	436,669	2,143,874	362,532	440,593

Net increase (decrease) in contract owners’ equity resulting from operations	$44,714	555,117	492,173	70,230	189,249	6,842,342	3,111,581	488,224

Investment Activity:	WRVP
Reinvested dividends	$159,329

Net investment income (loss)	159,329

Realized gain (loss) on investments	180,510
Change in unrealized gain (loss) on investments	785,056

Net gain (loss) on investments	965,566

Reinvested capital gains	216,089

Net increase (decrease) in contract owners’ equity resulting from operations	$1,340,984

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		WRASP		WRBP		WRBDP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,042,728	1,916,016	381,615	142,124	173,463	139,371	155,583	243,008
Realized gain (loss) on investments	2,227,781	223,045	166,435	(1,082,374)	(202,594)	(72,080)	(14,113)	(16,184)
Change in unrealized gain (loss) on investments	25,154,293	(7,479,825)	3,520,842	259,075	900,438	(1,364,056)	177,863	169,834
Reinvested capital gains	9,008,828	13,355,660	-	-	306,864	1,505,374	68,596	27,338

Net increase (decrease) in contract owners’ equity resulting from operations	38,433,630	8,014,896	4,068,892	(681,175)	1,178,171	208,609	387,929	423,996

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	10,480,669	11,162,056	1,438,552	1,589,134	507,299	575,394	613,320	614,536
Transfers between funds	-	-	(836,124)	(1,834,769)	236,797	481,783	163,253	(72,050)
Surrenders (note 6)	(16,090,145)	(11,873,236)	(1,866,180)	(1,278,830)	(491,155)	(603,250)	(691,480)	(877,640)
Death Benefits (note 4)	(3,379,464)	(1,167,589)	(196,211)	(163,630)	(369,004)	(71,982)	(186,525)	(240,177)
Net policy repayments (loans) (note 5)	805,828	364,305	248,243	(69,227)	(48,033)	(17,029)	280,236	40,840
Deductions for surrender charges (note 2)	(90,501)	(121,120)	(16,263)	(23,096)	(2,045)	(4,741)	(2,803)	(5,709)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(7,089,944)	(7,399,876)	(865,459)	(994,320)	(388,414)	(401,468)	(404,516)	(448,803)
Asset charges (note 3)	(792,364)	(842,527)	(87,685)	(104,021)	(39,851)	(43,000)	(36,744)	(42,810)
Adjustments to maintain reserves	1,397	(37)	(59)	14	20	(1)	(2)	9

Net equity transactions	(16,154,524)	(9,878,024)	(2,181,186)	(2,878,745)	(594,386)	(84,294)	(265,261)	(1,031,804)

Net change in contract owners’ equity	22,279,106	(1,863,128)	1,887,706	(3,559,920)	583,785	124,315	122,668	(607,808)
Contract owners’ equity beginning of period	206,154,174	208,017,302	23,203,463	26,763,383	10,482,698	10,358,383	9,761,918	10,369,726

Contract owners’ equity end of period	$228,433,280	206,154,174	25,091,169	23,203,463	11,066,483	10,482,698	9,884,586	9,761,918

CHANGES IN UNITS:
Beginning units	8,683,741	9,046,483	748,539	841,209	421,305	424,756	487,846	539,123
Units purchased	748,039	759,612	49,093	59,232	31,509	41,686	42,495	37,114
Units redeemed	(1,362,470)	(1,122,354)	(113,247)	(151,902)	(53,448)	(45,137)	(55,429)	(88,391)

Ending units	8,069,310	8,683,741	684,385	748,539	399,366	421,305	474,912	487,846

	WRCEP		WRDIV		WRENG		WRGNR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$117,474	113,049	70,344	63,053	14,021	2,416	5,055	24,619
Realized gain (loss) on investments	(370,413)	34,563	257,888	145,969	(45,802)	29,254	(14,579)	47,000
Change in unrealized gain (loss) on investments	4,251,147	(2,247,212)	303,369	(150,638)	(255,044)	535,755	112,720	702,137
Reinvested capital gains	1,062,377	3,026,113	181,648	283,090	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,060,585	926,513	813,249	341,474	(286,825)	567,425	103,196	773,756

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	984,234	1,060,704	319,289	343,190	144,550	159,510	358,768	402,912
Transfers between funds	(1,196,606)	(191,715)	(56,355)	12,030	(48,105)	288,528	(168,955)	(77,693)
Surrenders (note 6)	(1,250,209)	(1,453,068)	(478,558)	(201,720)	(118,990)	(85,516)	(191,707)	(264,960)
Death Benefits (note 4)	(480,427)	(106,386)	(47,879)	(15,158)	(14,285)	(4,940)	(20,914)	(17,136)
Net policy repayments (loans) (note 5)	(36,915)	2,410	140,525	(19,507)	(9,964)	(133)	(18,281)	55,623
Deductions for surrender charges (note 2)	(7,135)	(5,332)	(5,482)	(5,349)	(2,312)	(3,458)	(6,462)	(6,941)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(794,604)	(832,237)	(194,935)	(212,947)	(79,134)	(85,334)	(159,424)	(176,509)
Asset charges (note 3)	(91,949)	(101,610)	(19,875)	(21,708)	(6,858)	(7,832)	(13,231)	(15,272)
Adjustments to maintain reserves	(124)	(1)	(4)	15	(4)	8	-	-

Net equity transactions	(2,873,735)	(1,627,235)	(343,274)	(121,154)	(135,102)	260,833	(220,206)	(99,976)

Net change in contract owners’ equity	2,186,850	(700,722)	469,975	220,320	(421,927)	828,258	(117,010)	673,780
Contract owners’ equity beginning of period	25,281,902	25,982,624	5,374,781	5,154,461	2,274,286	1,446,028	3,986,393	3,312,613

Contract owners’ equity end of period	$27,468,752	25,281,902	5,844,756	5,374,781	1,852,359	2,274,286	3,869,383	3,986,393

CHANGES IN UNITS:
Beginning units	1,115,209	1,188,964	226,002	231,810	158,456	135,560	317,214	326,363
Units purchased	48,133	58,137	13,658	18,866	14,503	38,526	33,326	41,557
Units redeemed	(159,908)	(131,892)	(26,989)	(24,674)	(25,220)	(15,630)	(51,513)	(50,706)

Ending units	1,003,434	1,115,209	212,671	226,002	147,739	158,456	299,027	317,214

	WRGP		WRHIP		WRIP		WRI2P
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$80,952	7,051	666,701	801,719	4,034	15,695	83,818	73,436
Realized gain (loss) on investments	647,323	468,268	176,625	75,589	(34,144)	(210,975)	163,996	166,699
Change in unrealized gain (loss) on investments	4,773,217	(3,227,557)	(66,646)	786,878	1,602,829	(264,752)	982,383	(243,355)
Reinvested capital gains	2,881,903	3,082,288	-	-	215,043	214,756	-	59,290

Net increase (decrease) in contract owners’ equity resulting from operations	8,383,395	330,050	776,680	1,664,186	1,787,762	(245,276)	1,230,197	56,070

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,281,745	1,345,379	516,386	560,259	488,921	474,818	320,632	353,813
Transfers between funds	138,661	(190,429)	(108,122)	67,576	186,612	(62,710)	88,027	(127,005)
Surrenders (note 6)	(1,562,009)	(1,278,613)	(742,864)	(870,676)	(581,295)	(316,639)	(427,001)	(293,802)
Death Benefits (note 4)	(730,710)	(125,141)	(247,699)	(104,465)	(127,029)	(31,678)	(40,753)	(21,909)
Net policy repayments (loans) (note 5)	(131,431)	25,367	102,725	169,510	75,100	12,686	52,799	(7,871)
Deductions for surrender charges (note 2)	(2,790)	(7,001)	(4,380)	(6,191)	(5,525)	(5,335)	(4,576)	(2,669)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(988,635)	(987,797)	(373,446)	(374,349)	(250,505)	(261,695)	(181,027)	(184,816)
Asset charges (note 3)	(124,938)	(125,126)	(43,345)	(45,368)	(29,402)	(30,602)	(19,513)	(20,601)
Adjustments to maintain reserves	(11)	4	1,942	(18)	(67)	4	12	3

Net equity transactions	(2,120,118)	(1,343,357)	(898,803)	(603,722)	(243,190)	(221,151)	(211,400)	(304,857)

Net change in contract owners’ equity	6,263,277	(1,013,307)	(122,123)	1,060,464	1,544,572	(466,427)	1,018,797	(248,787)
Contract owners’ equity beginning of period	29,215,310	30,228,617	11,751,800	10,691,336	7,348,337	7,814,764	5,315,757	5,564,544

Contract owners’ equity end of period	$35,478,587	29,215,310	11,629,677	11,751,800	8,892,909	7,348,337	6,334,554	5,315,757

CHANGES IN UNITS:
Beginning units	1,317,514	1,379,899	351,140	371,160	419,818	432,899	226,312	239,470
Units purchased	63,535	82,018	16,413	20,171	36,327	31,226	20,551	19,143
Units redeemed	(144,007)	(144,403)	(41,815)	(40,191)	(48,136)	(44,307)	(27,882)	(32,301)

Ending units	1,237,042	1,317,514	325,738	351,140	408,009	419,818	218,981	226,312

	WRMIC		WRMCG		WRMMP		WRPAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	12,122	2,863	6,487	9,210
Realized gain (loss) on investments	66,661	56,284	192,286	372,731	-	-	(3,335)	915
Change in unrealized gain (loss) on investments	89,755	(6,667)	1,115,031	(349,841)	-	-	76,569	(40,392)
Reinvested capital gains	5,662	177,836	184,281	291,574	125	75	50,141	60,365

Net increase (decrease) in contract owners’ equity resulting from operations	162,078	227,453	1,491,598	314,464	12,247	2,938	129,862	30,098

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	95,977	92,516	284,933	295,070	129,810	124,625	37,841	58,721
Transfers between funds	(34,815)	10,263	247,110	(143,806)	1,924,994	708,024	(10,673)	(12,976)
Surrenders (note 6)	(127,891)	(84,309)	(306,742)	(310,341)	(2,450,576)	(391,813)	(43,942)	(6,106)
Death Benefits (note 4)	(6,739)	(6,312)	(101,006)	(9,334)	(2,563)	(19,457)	-	-
Net policy repayments (loans) (note 5)	(12,317)	11,461	17,655	12,206	689	15,389	14,663	449
Deductions for surrender charges (note 2)	(1,139)	(1,237)	(4,411)	(5,498)	(2,688)	(6,353)	(1,776)	(135)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,303)	(62,314)	(170,853)	(166,913)	(104,620)	(117,252)	(24,173)	(26,229)
Asset charges (note 3)	(6,732)	(6,981)	(19,567)	(20,621)	(8,066)	(10,464)	(3,030)	(2,841)
Adjustments to maintain reserves	(13)	(11)	(3)	(11)	(40)	(28)	(5)	-

Net equity transactions	(155,972)	(46,924)	(52,884)	(349,248)	(513,060)	302,671	(31,095)	10,883

Net change in contract owners’ equity	6,106	180,529	1,438,714	(34,784)	(500,813)	305,609	98,767	40,981
Contract owners’ equity beginning of period	1,887,577	1,707,048	5,474,098	5,508,882	2,247,642	1,942,033	659,694	618,713

Contract owners’ equity end of period	$1,893,683	1,887,577	6,912,812	5,474,098	1,746,829	2,247,642	758,461	659,694

CHANGES IN UNITS:
Beginning units	65,108	66,708	201,295	214,963	182,117	157,557	41,846	41,132
Units purchased	4,812	5,148	18,473	11,856	164,697	58,305	2,288	4,005
Units redeemed	(9,900)	(6,748)	(19,445)	(25,524)	(206,100)	(33,745)	(3,986)	(3,291)

Ending units	60,020	65,108	200,323	201,295	140,714	182,117	40,148	41,846

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,084	4,591	33,262	43,896	23,558	45,510	5,100	6,091
Realized gain (loss) on investments	(527)	(3,082)	(85,465)	26,751	16,170	(39,001)	(6,205)	(11,947)
Change in unrealized gain (loss) on investments	24,755	(17,189)	371,786	(201,805)	282,518	(137,370)	41,767	(9,575)
Reinvested capital gains	17,402	24,694	235,534	265,163	169,927	249,169	29,568	34,146

Net increase (decrease) in contract owners’ equity resulting from operations	44,714	9,014	555,117	134,005	492,173	118,308	70,230	18,715

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,426	4,044	156,443	156,708	215,149	235,655	32,341	30,924
Transfers between funds	45,451	(293)	(125,101)	815,951	493,247	188,557	166,659	93,492
Surrenders (note 6)	(12)	(121)	(1,257,093)	(271,982)	(113,205)	(521,862)	(1)	(702)
Death Benefits (note 4)	-	-	(318,567)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(115)	(179)	16,330	4,665	2,374	(18,180)	21,503	6,989
Deductions for surrender charges (note 2)	(19)	-	-	(1,369)	(3,401)	(7,462)	-	(10)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(19,439)	(18,441)	(137,868)	(127,881)	(95,610)	(129,056)	(39,458)	(25,116)
Asset charges (note 3)	(1,797)	(1,614)	(11,564)	(11,837)	(11,992)	(11,976)	(1,766)	(1,918)
Adjustments to maintain reserves	(1)	10	(1)	4	9	(3)	(3)	11

Net equity transactions	27,494	(16,594)	(1,677,421)	564,259	486,571	(264,327)	179,275	103,670

Net change in contract owners’ equity	72,208	(7,580)	(1,122,304)	698,264	978,744	(146,019)	249,505	122,385
Contract owners’ equity beginning of period	414,905	422,485	4,058,622	3,360,358	2,812,734	2,958,753	421,593	299,208

Contract owners’ equity end of period	$487,113	414,905	2,936,318	4,058,622	3,791,478	2,812,734	671,098	421,593

CHANGES IN UNITS:
Beginning units	29,315	30,699	270,072	231,758	182,365	200,500	28,816	21,085
Units purchased	3,258	849	12,482	58,824	62,120	29,003	14,492	9,721
Units redeemed	(1,429)	(2,233)	(112,197)	(20,510)	(33,873)	(47,138)	(2,631)	(1,990)

Ending units	31,144	29,315	170,357	270,072	210,612	182,365	40,677	28,816

	WRRESP		WRSTP		WRSCP		WRSCV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$46,726	40,321	-	-	-	-	-	12,584
Realized gain (loss) on investments	194,716	355,255	810,951	133,282	24,450	(125,375)	106,947	159,911
Change in unrealized gain (loss) on investments	(488,862)	(578,631)	3,887,517	(674,408)	2,724,599	(877,911)	(59,316)	405,443
Reinvested capital gains	436,669	340,673	2,143,874	820,500	362,532	1,411,308	440,593	268,106

Net increase (decrease) in contract owners’ equity resulting from operations	189,249	157,618	6,842,342	279,374	3,111,581	408,022	488,224	846,044

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	226,462	215,009	974,470	1,024,625	677,128	742,232	168,077	159,743
Transfers between funds	(128,461)	(97,863)	(637,007)	(103,152)	11,799	(38,185)	(206,446)	210,693
Surrenders (note 6)	(204,152)	(207,738)	(1,417,326)	(1,176,650)	(921,378)	(751,091)	(207,509)	(136,596)
Death Benefits (note 4)	(11,609)	(36,250)	(184,586)	(58,979)	(169,840)	(30,411)	(18,131)	(13,815)
Net policy repayments (loans) (note 5)	(5,690)	(8,117)	(91,939)	63,200	93,548	47,563	11,053	(434)
Deductions for surrender charges (note 2)	(2,926)	(4,517)	(6,238)	(12,124)	(4,079)	(4,439)	(1,632)	(1,356)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(118,791)	(144,131)	(734,488)	(710,064)	(458,135)	(468,919)	(115,229)	(110,512)
Asset charges (note 3)	(11,582)	(14,635)	(92,431)	(88,437)	(56,024)	(57,974)	(12,815)	(12,644)
Adjustments to maintain reserves	27	(4)	(132)	(26)	(123)	(9)	(19)	3

Net equity transactions	(256,722)	(298,246)	(2,189,677)	(1,061,607)	(827,104)	(561,233)	(382,651)	95,082

Net change in contract owners’ equity	(67,473)	(140,628)	4,652,665	(782,233)	2,284,477	(153,211)	105,573	941,126
Contract owners’ equity beginning of period	3,631,931	3,772,559	21,788,591	22,570,824	13,878,748	14,031,959	3,780,849	2,839,723

Contract owners’ equity end of period	$3,564,458	3,631,931	26,441,256	21,788,591	16,163,225	13,878,748	3,886,422	3,780,849

CHANGES IN UNITS:
Beginning units	125,237	135,634	685,322	720,874	566,365	589,308	119,284	115,464
Units purchased	7,283	8,455	29,825	41,200	31,795	40,256	5,740	15,998
Units redeemed	(15,891)	(18,852)	(85,649)	(76,752)	(62,416)	(63,199)	(17,208)	(12,178)

Ending units	116,629	125,237	629,498	685,322	535,744	566,365	107,816	119,284

	WRVP
	2017	2016
Investment activity:
Net investment income (loss)	$159,329	125,409
Realized gain (loss) on investments	180,510	(288,408)
Change in unrealized gain (loss) on investments	785,056	52,412
Reinvested capital gains	216,089	1,213,802

Net increase (decrease) in contract owners’ equity resulting from operations	1,340,984	1,103,215

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	504,916	542,535
Transfers between funds	(145,840)	75,749
Surrenders (note 6)	(638,870)	(489,211)
Death Benefits (note 4)	(104,987)	(90,429)
Net policy repayments (loans) (note 5)	83,070	36,624
Deductions for surrender charges (note 2)	(2,419)	(798)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(328,878)	(332,773)
Asset charges (note 3)	(41,607)	(42,635)
Adjustments to maintain reserves	(2)	(10)

Net equity transactions	(674,617)	(300,948)

Net change in contract owners’ equity	666,367	802,267
Contract owners’ equity beginning of period	11,100,545	10,298,278

Contract owners’ equity end of period	$11,766,912	11,100,545

CHANGES IN UNITS:
Beginning units	397,244	409,588
Units purchased	21,231	28,316
Units redeemed	(44,151)	(40,660)

Ending units	374,324	397,244

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-5 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.05% - 0.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	1.5% - 2.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.0001 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a redemption of units	$10 - $20 per policy, per month
Underwriting and Distribution Charge – assessed through a redemption of units	$0.06 - $0.40 per $1,000 of specified amount (capped at $50.00 per month)
Surrender Charge - assessed through a redemption of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	3.9% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider	$42 - $315 per $1000 of the rider’s benefit amount
Deductions Waiver Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount
Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Guard Rider	$1.50 - $46.00 per $1,000 of the policy’s cash value
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value
Estate Protection Rider Charge	$0.0001 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount

The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $418,300 and $459,206, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life policies, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.08 per $1,000 of cash value attributable to the variable account in excess of $25,000. For Select Life II policies, during the first through tenth policy year, the Company deducts a monthly charge of $6.00 per $1,000 on the first $25,000 of cash value attributable to the variable account, $3.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $1.00 per $1,000 of cash value attributable to the variable account in excess of $250,000; during the eleventh through twentieth policy year, the Company deducts a monthly charge of $3.00 per $1,000 on the first $25,000 of cash attributable to the variable account, $2.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.50 per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life policies, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life policies are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the period ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $5,003,792 and $3,394,990, respectively, and total transfers from the Separate Account to the fixed account were $5,479,991 and $5,633,383, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$228,436,654	$-	$-	$228,436,654

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)	$1,087,210	$2,886,729
Variable Insurance Portfolios - Balanced (WRBP)	1,087,421	1,201,501
Variable Insurance Portfolios - Bond (WRBDP)	833,025	874,105
Variable Insurance Portfolios - Core Equity (WRCEP)	1,652,659	3,346,420
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	541,826	633,105
Variable Insurance Portfolios - Energy (WRENG)	300,254	421,331
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	244,715	459,866
Variable Insurance Portfolios - Growth (WRGP)	3,662,064	2,819,333
Variable Insurance Portfolios - High Income (WRHIP)	1,150,113	1,382,180
Variable Insurance Portfolios - International Growth (WRIP)	764,029	788,076
Variable Insurance Portfolios - International Core Equity (WRI2P)	713,568	841,162
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	92,816	243,114
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	592,898	461,499
Variable Insurance Portfolios - Money Market (WRMMP)	2,209,916	2,710,688
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	86,639	61,102
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	88,225	40,245
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	441,961	1,850,585
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	1,161,081	481,034
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	261,314	47,366
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	746,216	519,570
Variable Insurance Portfolios - Science and Technology (WRSTP)	2,539,490	2,585,161
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	866,433	1,330,880
Variable Insurance Portfolios - Small Cap Value (WRSCV)	733,162	675,201
Variable Insurance Portfolios - Value (WRVP)	787,669	1,086,867

	$22,644,704	$27,747,120

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00%	684,385	$36.66	$25,091,169	1.58%	18.27%
2016	0.00%	748,539	31.00	23,203,463	0.58%	-2.57%
2015	0.00%	841,209	31.82	26,763,383	0.37%	-8.35%
2014	0.00%	916,427	34.71	31,811,405	0.49%	-5.26%
2013	0.00%	977,058	36.64	35,800,732	1.29%	25.13%
Variable Insurance Portfolios - Balanced (WRBP)
2017	0.00%	399,366	27.71	11,066,483	1.58%	11.37%
2016	0.00%	421,305	24.88	10,482,698	1.36%	2.03%
2015	0.00%	424,756	24.39	10,358,383	0.90%	-0.32%
2014	0.00%	416,432	24.47	10,188,499	0.94%	7.57%
2013	0.00%	424,182	22.74	9,647,341	1.45%	23.70%
Variable Insurance Portfolios - Bond (WRBDP)
2017	0.00%	474,912	20.81	9,884,586	1.58%	4.01%
2016	0.00%	487,846	20.01	9,761,918	2.37%	4.03%
2015	0.00%	539,123	19.23	10,369,726	2.90%	0.20%
2014	0.00%	559,040	19.20	10,731,275	3.86%	4.34%
2013	0.00%	606,332	18.40	11,155,309	3.51%	-2.09%
Variable Insurance Portfolios - Core Equity (WRCEP)
2017	0.00%	1,003,434	27.37	27,468,752	0.44%	20.75%
2016	0.00%	1,115,209	22.67	25,281,902	0.45%	3.74%
2015	0.00%	1,188,964	21.85	25,982,624	0.36%	-0.69%
2014	0.00%	1,246,579	22.01	27,431,946	0.49%	9.68%
2013	0.00%	1,293,381	20.06	25,950,294	0.54%	33.51%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2017	0.00%	212,671	27.48	5,844,756	1.26%	15.56%
2016	0.00%	226,002	23.78	5,374,781	1.23%	6.95%
2015	0.00%	231,810	22.24	5,154,461	1.32%	-2.06%
2014	0.00%	268,313	22.70	6,091,329	1.14%	9.84%
2013	0.00%	281,669	20.67	5,821,718	1.58%	29.61%
Variable Insurance Portfolios - Energy (WRENG)
2017	0.00%	147,739	12.54	1,852,359	0.74%	-12.64%
2016	0.00%	158,456	14.35	2,274,286	0.13%	34.55%
2015	0.00%	135,560	10.67	1,446,028	0.06%	-22.14%
2014	0.00%	136,690	13.70	1,872,759	0.00%	-10.56%
2013	0.00%	136,989	15.32	2,098,454	0.00%	27.76%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	0.00%	299,027	12.94	3,869,383	0.14%	2.97%
2016	0.00%	317,214	12.57	3,986,393	0.69%	23.81%
2015	0.00%	326,363	10.15	3,312,613	0.10%	-22.39%
2014	0.00%	340,046	13.08	4,447,473	0.00%	-13.04%
2013	0.00%	341,994	15.04	5,143,417	0.00%	7.80%
Variable Insurance Portfolios - Growth (WRGP)
2017	0.00%	1,237,042	28.68	35,478,587	0.25%	29.34%
2016	0.00%	1,317,514	22.17	29,215,310	0.02%	1.22%
2015	0.00%	1,379,899	21.91	30,228,617	0.11%	7.17%
2014	0.00%	1,440,606	20.44	29,447,478	0.40%	11.81%
2013	0.00%	1,524,810	18.28	27,876,204	0.42%	36.46%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.00%	325,738	35.70	11,629,677	5.55%	6.68%
2016	0.00%	351,140	33.47	11,751,800	7.24%	16.19%
2015	0.00%	371,160	28.81	10,691,336	6.04%	-6.50%
2014	0.00%	401,250	30.81	12,362,207	4.83%	1.90%
2013	0.00%	433,153	30.23	13,095,709	4.84%	10.50%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - International Growth (WRIP)
2017	0.00%	408,009	$21.80	$8,892,909	0.05%	24.52%
2016	0.00%	419,818	17.50	7,348,337	0.21%	-3.04%
2015	0.00%	432,899	18.05	7,814,764	0.43%	3.39%
2014	0.00%	441,205	17.46	7,703,250	2.12%	0.96%
2013	0.00%	462,555	17.29	7,999,568	0.90%	19.23%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2017	0.00%	218,981	28.93	6,334,554	1.39%	23.16%
2016	0.00%	226,312	23.49	5,315,757	1.37%	1.08%
2015	0.00%	239,470	23.24	5,564,544	1.28%	-0.94%
2014	0.00%	236,028	23.46	5,536,440	2.46%	1.44%
2013	0.00%	243,779	23.12	5,636,880	1.63%	24.91%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2017	0.00%	60,020	31.55	1,893,683	0.00%	8.83%
2016	0.00%	65,108	28.99	1,887,577	0.00%	13.29%
2015	0.00%	66,708	25.59	1,707,048	0.00%	-9.16%
2014	0.00%	71,330	28.17	2,009,390	0.00%	-1.74%
2013	0.00%	75,409	28.67	2,161,915	0.00%	57.28%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.00%	200,323	34.51	6,912,812	0.00%	26.89%
2016	0.00%	201,295	27.19	5,474,098	0.00%	6.12%
2015	0.00%	214,963	25.63	5,508,882	0.00%	-5.78%
2014	0.00%	216,520	27.20	5,889,147	0.00%	7.87%
2013	0.00%	230,071	25.21	5,801,194	0.00%	29.94%
Variable Insurance Portfolios - Money Market (WRMMP)
2017	0.00%	140,714	12.41	1,746,829	0.58%	0.59%
2016	0.00%	182,117	12.34	2,247,642	0.13%	0.13%
2015	0.00%	157,557	12.33	1,942,033	0.02%	0.02%
2014	0.00%	131,230	12.32	1,617,200	0.02%	0.02%
2013	0.00%	150,412	12.32	1,853,211	0.02%	0.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017	0.00%	40,148	18.89	758,461	0.90%	19.83%
2016	0.00%	41,846	15.76	659,694	1.47%	4.80%
2015	0.00%	41,132	15.04	618,713	2.56%	0.34%
2014	0.00%	34,762	14.99	521,127	0.87%	4.86%
2013	0.00%	37,766	14.30	539,928	1.27%	27.13%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	0.00%	31,144	15.64	487,113	0.69%	10.51%
2016	0.00%	29,315	14.15	414,905	1.18%	2.84%
2015	0.00%	30,699	13.76	422,485	1.06%	0.45%
2014	0.00%	24,816	13.70	339,990	1.06%	3.39%
2013	0.00%	26,253	13.25	347,881	1.42%	14.75%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	0.00%	170,357	17.24	2,936,318	0.82%	14.69%
2016	0.00%	270,072	15.03	4,058,622	1.23%	3.64%
2015	0.00%	231,758	14.50	3,360,358	1.30%	0.32%
2014	0.00%	140,866	14.45	2,035,987	1.03%	4.24%
2013	0.00%	139,601	13.87	1,935,692	1.12%	20.83%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.00%	210,612	18.00	3,791,478	0.73%	16.72%
2016	0.00%	182,365	15.42	2,812,734	1.56%	4.52%
2015	0.00%	200,500	14.76	2,958,753	2.27%	0.06%
2014	0.00%	187,522	14.75	2,765,577	1.01%	4.61%
2013	0.00%	185,003	14.10	2,608,096	1.25%	23.81%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	0.00%	40,677	16.50	671,098	0.83%	12.77%
2016	0.00%	28,816	14.63	421,593	1.37%	3.10%
2015	0.00%	21,085	14.19	299,208	1.49%	0.33%
2014	0.00%	22,511	14.14	318,398	1.03%	3.88%
2013	0.00%	24,394	13.62	332,148	1.24%	17.71%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	0.00%	116,629	$30.56	$3,564,458	1.30%	5.39%
2016	0.00%	125,237	29.00	3,631,931	1.08%	4.26%
2015	0.00%	135,634	27.81	3,772,559	1.01%	4.78%
2014	0.00%	134,008	26.54	3,557,188	0.99%	30.17%
2013	0.00%	135,296	20.39	2,759,088	1.17%	1.13%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.00%	629,498	42.00	26,441,256	0.00%	32.12%
2016	0.00%	685,322	31.79	21,788,591	0.00%	1.54%
2015	0.00%	720,874	31.31	22,570,824	0.00%	-2.88%
2014	0.00%	754,706	32.24	24,330,635	0.00%	2.91%
2013	0.00%	810,120	31.33	25,378,395	0.00%	56.38%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	0.00%	535,744	30.17	16,163,225	0.00%	23.12%
2016	0.00%	566,365	24.50	13,878,748	0.00%	2.91%
2015	0.00%	589,308	23.81	14,031,959	0.00%	1.88%
2014	0.00%	616,712	23.37	14,413,122	0.00%	1.59%
2013	0.00%	643,565	23.00	14,804,600	0.00%	43.36%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2017	0.00%	107,816	36.05	3,886,422	0.00%	13.73%
2016	0.00%	119,284	31.70	3,780,849	0.39%	28.88%
2015	0.00%	115,464	24.59	2,839,723	0.09%	-5.58%
2014	0.00%	127,249	26.05	3,314,680	0.09%	7.05%
2013	0.00%	139,400	24.33	3,392,161	0.85%	33.53%
Variable Insurance Portfolios - Value (WRVP)
2017	0.00%	374,324	31.44	11,766,912	1.40%	12.49%
2016	0.00%	397,244	27.94	11,100,545	1.22%	11.14%
2015	0.00%	409,588	25.14	10,298,278	0.78%	-3.91%
2014	0.00%	438,748	26.17	11,480,878	1.08%	10.94%
2013	0.00%	465,254	23.59	10,973,514	0.80%	35.34%

2017	Contract Owners’ Equity:				$228,433,280
2016	Contract Owners’ Equity:				$206,154,174
2015	Contract Owners’ Equity:				$208,017,302
2014	Contract Owners’ Equity:				$220,217,380
2013	Contract Owners’ Equity:				$223,113,449
*	This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.